Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
Note 6 - Fair Value Measurements
As stated in Note 2, the Plan’s investments are stated at fair value. U.S. GAAP requires that a fair value measurement be based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The three levels of the fair value hierarchy are as follows:
Level 1 -    quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.
Level 2 -    inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.
Level 3 -    unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
The Plan provides for investments in various investment securities including Company Common Stock. The assets held by the Plan, excluding temporary cash investments, are generally traded in active exchange markets; their estimated fair values were determined at December 31, 2025 and 2024 using published market closing prices. Shares of mutual funds are valued at NAV per unit at Plan year-end. However, as these mutual funds are actively traded and have readily determinable fair values, they are classified as Level 1 investments within the fair value hierarchy. Common Collective Trusts are also valued at NAV per unit at Plan year-end, which is used as a practical expedient. The common collective trust funds consist of multiple offerings that primarily have exposure to equities and fixed income securities.
The following table presents information about the Plan’s assets measured at fair value.

	December 31,
	2025	2024
Assets values:
Level 1 - Quoted prices in active markets for identical financial assets
Mutual Funds	$183,346,603	$159,419,465
Company Common Stock	60,325,197	55,344,754
Temporary cash investments	6,449	5,781
Total Level 1 assets	243,678,249	214,770,000
Assets measured in NAV:
Common Collective Trusts	439,884,250	375,942,929
Total assets at fair value	$683,562,499	$590,712,929
No assets fell within Level 2 and Level 3 of the fair value hierarchy.
The following table sets forth a summary of the Plan’s investments for which the fair value has been estimated using the NAV of the investments.

	December 31,		Unfunded Commitment and Other Redemption Restrictions	Redemption Frequency	Redemption Notice Period
	2025	2024
Fidelity Contrafund Pool Class A	$143,657,806	$128,083,767	None	Daily	1-day
Fidelity Freedom 2010 Commingled Pool Class D	3,035,018	1,246,650	None	Daily	1-day
Fidelity Freedom 2015 Commingled Pool Class D	4,574,356	4,002,932	None	Daily	1-day
Fidelity Freedom 2020 Commingled Pool Class D	14,432,866	13,320,326	None	Daily	1-day
Fidelity Freedom 2025 Commingled Pool Class D	22,124,940	25,416,164	None	Daily	1-day
Fidelity Freedom 2030 Commingled Pool Class D	37,062,094	33,161,952	None	Daily	1-day
Fidelity Freedom 2035 Commingled Pool Class D	27,356,002	21,411,336	None	Daily	1-day
Fidelity Freedom 2040 Commingled Pool Class D	38,257,480	30,480,439	None	Daily	1-day
Fidelity Freedom 2045 Commingled Pool Class D	32,163,082	24,075,501	None	Daily	1-day
Fidelity Freedom 2050 Commingled Pool Class D	26,830,501	19,768,419	None	Daily	1-day
Fidelity Freedom 2055 Commingled Pool Class D	20,094,378	14,439,162	None	Daily	1-day
Fidelity Freedom 2060 Commingled Pool Class D	11,476,100	7,800,310	None	Daily	1-day
Fidelity Freedom 2065 Commingled Pool Class D	5,068,131	2,728,504	None	Daily	1-day
Fidelity Freedom Retirement Commingled Pool Class D	3,225,182	3,370,539	None	Daily	1-day
FIAM Core Plus Commingled Pool Class F	23,197,709	19,011,401	None	Daily	1-day
T. Rowe Price Stable Value Common Trust Fund A	27,328,605	27,625,527	None	Daily	1-day
	$439,884,250	$375,942,929